PROVISIONS, CONTINGENCIES AND COMMITMENTS - Competition and Antitrust Claims (Details) $ in Millions	1 Months Ended				12 Months Ended
	Aug. 31, 2018 USD ($)	Feb. 28, 2011 plaintiff	Sep. 30, 2005 USD ($)	Sep. 30, 2000 producer organization	Dec. 31, 2019 USD ($)
Competition and antitrust claims
Disclosure of other provisions [line items]
Number of defendants | producer				3
Number of plaintiffs | organization				2
ArcelorMittal Brasil S.A. | Competition and antitrust claims
Disclosure of other provisions [line items]
Number of plaintiffs | plaintiff		4
Germany | ArcelorMittal Commercial Long Deutschland GmbH
Disclosure of other provisions [line items]
Payments for settlements	$ 146
Trade organizations | ArcelorMittal Brasil S.A. | Competition and antitrust claims
Disclosure of other provisions [line items]
Damages sought			$ 61
Federal Public Prosecutor of the state of Minas Gerais | ArcelorMittal Brasil S.A. | Competition and antitrust claims
Disclosure of other provisions [line items]
Damages sought					$ 65